Financing Activities - Additional Information (Details) SFr / shares in Units, $ / shares in Units, SFr in Thousands, $ in Millions			3 Months Ended	6 Months Ended
	Feb. 18, 2025 CHF (SFr) SFr / shares shares	Feb. 18, 2025 USD ($)	Jun. 30, 2025 CHF (SFr) shares	Jun. 30, 2025 CHF (SFr) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 CHF (SFr)	Feb. 18, 2025 $ / shares shares
Disclosure of detailed information about business combination [line items]
Amounts drawn | SFr			SFr 0	SFr 0
Transaction costs				SFr 6,800	$ 7.5
Shares Issued | shares			0	0	0
Total gross proceeds | SFr				SFr 90,227		SFr 53,541
Follow-on public offering | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Par value per share | SFr / shares	SFr 0.01
Number of shares issued | shares	5,000,000						5,000,000
Total gross proceeds	SFr 90,200	$ 100.0
Per share purchase price | (per share)	SFr 18.05						$ 20